Total
Invesco Ultra Short Duration ETF
Summary Information
Investment Objective
The Invesco Ultra Short Duration ETF (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Ultra Short Duration ETF Invesco Ultra Short Duration ETF
Management Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | USD ($)	24	74	130	293

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in exchange-traded funds (“ETFs”) and closed-end funds that invest substantially all of their assets in fixed income securities. The Fund uses a low duration strategy to seek to outperform the ICE BofA US Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per Share.
The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed income instruments of varying maturities, but that have an average duration of less than one year. Duration is a measure of the price volatility of a debt instrument as a result of changes in interest rates, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers, among other characteristics, an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration.
The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. Commercial paper includes variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations, finance companies and other issuers. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Such collateral may include U.S. government securities, corporate obligations, equity securities, municipal debt securities, mortgage-backed securities and convertible securities. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).
The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”), or any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by Invesco Advisers, Inc. (the “Sub-Adviser”) to be of comparable quality. At least 80% of issues of corporate bonds or corporate debt held by the Fund must have $200 million or more par amount outstanding. The Fund may invest no more than 10% of its assets in high yield securities (which also may be known as “junk bonds”), which are debt securities that are rated below investment grade by NRSROs, or are unrated securities that the Sub-Adviser believes are of comparable quality. The Fund may invest in securities that are offered pursuant to Rule 144A (“Rule 144A”) under the Securities Act of 1933, as amended (“Securities Act”). Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act. The Sub-Adviser will evaluate the liquidity of Rule 144A securities prior to investing in such securities and monitor their liquidity thereafter. The Fund will not invest in securities that are in default at the time of investment. If a security defaults subsequent to purchase by the Fund, the Sub-Adviser will determine in its discretion whether to hold or dispose of such security.
The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 20% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest in U.S. and non-U.S. dollar denominated bonds of supranational organizations. The Sub-Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may also invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements.
The Fund currently may invest up to 20% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities (“ABS”). This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other ABS issued or guaranteed by private issuers. The MBS in which the Fund may invest may also include residential mortgage-backed securities (“RMBS”), collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). The ABS in which the Fund may invest include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar rolls and “TBA” mortgage trading. A mortgage dollar roll involves the sale of a MBS by the Fund and its agreement to repurchase the instrument (or one which is substantially similar) at a specified time and price. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (a “TBA” transaction). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds. The Fund will assume its pro rata share of the fees and expenses of any money market fund (or other investment company) that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Fund also may invest directly in ETFs and other investment companies that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer.
The Sub-Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund, and not all issuers or Fund investments may undergo a credit quality analysis that considers ESG factors and ESG considerations may not be applied to each issuer or Fund investment. Consideration of ESG factors is just one component of the portfolio managers’ assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim Ultra Short Duration ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ended on or prior to April 6, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	2.54%
Worst Quarter	March 31, 2020	-1.41%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Ultra Short Duration ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Ultra Short Duration ETF		5.98%	2.22%	1.88%	Feb. 12, 2008
After Taxes on Distributions | Invesco Ultra Short Duration ETF		3.86%	1.28%	1.07%
After Taxes on Distributions and Sale of Fund Shares | Invesco Ultra Short Duration ETF		3.51%	1.30%	1.09%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.53%	1.10%	1.81%
ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	5.08%	1.90%	1.26%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.